Shareholder Report	12 Months Ended	38 Months Ended	94 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB MUNICIPAL INCOME FUND II
Entity Central Index Key	0000899774
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000082954
Shareholder Report [Line Items]
Fund Name	AB Arizona Portfolio
Class Name	Advisor Class
Trading Symbol	AAZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Arizona Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AAZYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within water and sewer and prepay energy contributed, while selection within miscellaneous revenue and not-for-profit health care detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
03/21	$10,000	$10,000
05/21	$10,166	$10,121
05/22	$9,617	$9,433
05/23	$9,536	$9,479
05/24	$9,865	$9,733

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/24/21
Advisor Class (without sales charge)	3.45%	- 0.42%
Advisor Class (with sales charge)	3.45%	-0.42%
Bloomberg Municipal Bond Index	2.67%	- 0.85%

Performance Inception Date		Mar. 24, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 80,415,523	$ 80,415,523	$ 80,415,523
Holdings Count | Holding	97	97	97
Advisory Fees Paid, Amount	$ 128,253
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$80,415,523
# of Portfolio Holdings	97
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$128,253

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.2%
AA	35.1%
A	19.1%
BBB	16.5%
BB	7.2%
B	0.3%
CCC	1.4%
Pre-refunded	5.8%
Not Rated	8.4%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028637
Shareholder Report [Line Items]
Fund Name	AB Arizona Portfolio
Class Name	Class A
Trading Symbol	AAZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Arizona Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AAZAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within water and sewer and prepay energy contributed, while selection within miscellaneous revenue and not-for-profit health care detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,701	$10,000
05/15	$10,033	$10,318
05/16	$10,685	$10,924
05/17	$10,822	$11,083
05/18	$10,963	$11,207
05/19	$11,504	$11,925
05/20	$11,620	$12,399
05/21	$12,371	$12,986
05/22	$11,675	$12,104
05/23	$11,547	$12,163
05/24	$11,915	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	3.18%	0.66%	2.08%
Class A (with sales charge)	0.12%	0.04%	1.77%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 80,415,523	$ 80,415,523	$ 80,415,523
Holdings Count | Holding	97	97	97
Advisory Fees Paid, Amount	$ 128,253
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$80,415,523
# of Portfolio Holdings	97
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$128,253

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.2%
AA	35.1%
A	19.1%
BBB	16.5%
BB	7.2%
B	0.3%
CCC	1.4%
Pre-refunded	5.8%
Not Rated	8.4%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028639
Shareholder Report [Line Items]
Fund Name	AB Arizona Portfolio
Class Name	Class C
Trading Symbol	AAZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Arizona Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AAZCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within water and sewer and prepay energy contributed, while selection within miscellaneous revenue and not-for-profit health care detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,260	$10,318
05/16	$10,856	$10,924
05/17	$10,904	$11,083
05/18	$10,963	$11,207
05/19	$11,427	$11,925
05/20	$11,449	$12,399
05/21	$12,099	$12,986
05/22	$11,341	$12,104
05/23	$11,134	$12,163
05/24	$11,392	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	2.31%	- 0.10%	1.31%
Class C (with sales charge)	1.31%	-0.10%	1.31%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 80,415,523	$ 80,415,523	$ 80,415,523
Holdings Count | Holding	97	97	97
Advisory Fees Paid, Amount	$ 128,253
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$80,415,523
# of Portfolio Holdings	97
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$128,253

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.2%
AA	35.1%
A	19.1%
BBB	16.5%
BB	7.2%
B	0.3%
CCC	1.4%
Pre-refunded	5.8%
Not Rated	8.4%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000082955
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Advisor Class
Trading Symbol	AMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Security selection and an overweight to credit contributed to performance, relative to the benchmark. Security selection within private higher education and special tax contributed, while selection in the not-for-profit health care and utility Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which added to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$9,952	$10,004
05/18	$10,052	$10,116
05/19	$10,529	$10,764
05/20	$10,770	$11,192
05/21	$10,569	$11,722
05/22	$10,830	$10,925
05/23	$10,787	$10,979
05/24	$11,095	$11,272

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 7/26/16
Advisor Class (without sales charge)	2.85%	1.00%	1.33%
Advisor Class (with sales charge)	2.85%	1.00%	1.33%
Bloomberg Municipal Bond Index	2.67%	0.93%	1.54%

Performance Inception Date			Jul. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 232,659,080	$ 232,659,080	$ 232,659,080
Holdings Count | Holding	141	141	141
Advisory Fees Paid, Amount	$ 731,658
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$232,659,080
# of Portfolio Holdings	141
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$731,658

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	13.2%
AA	36.7%
A	17.4%
BBB	19.2%
BB	2.8%
A-1+	0.9%
SP-1+	0.4%
SP-1	0.9%
Pre-refunded	5.8%
Not Rated	2.7%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028643
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Class A
Trading Symbol	AMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMAAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMAAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Security selection and an overweight to credit contributed to performance, relative to the benchmark. Security selection within private higher education and special tax contributed, while selection in the not-for-profit health care and utility Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which added to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,702	$10,000
05/15	$10,005	$10,318
05/16	$10,544	$10,924
05/17	$10,626	$11,083
05/18	$10,705	$11,207
05/19	$11,186	$11,925
05/20	$11,401	$12,399
05/21	$12,217	$12,986
05/22	$11,407	$12,104
05/23	$11,333	$12,163
05/24	$11,638	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	2.69%	0.75%	1.84%
Class A (with sales charge)	-0.40%	0.13%	1.53%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 232,659,080	$ 232,659,080	$ 232,659,080
Holdings Count | Holding	141	141	141
Advisory Fees Paid, Amount	$ 731,658
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$232,659,080
# of Portfolio Holdings	141
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$731,658

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	13.2%
AA	36.7%
A	17.4%
BBB	19.2%
BB	2.8%
A-1+	0.9%
SP-1+	0.4%
SP-1	0.9%
Pre-refunded	5.8%
Not Rated	2.7%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028645
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Class C
Trading Symbol	AMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.52%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Security selection and an overweight to credit contributed to performance, relative to the benchmark. Security selection within private higher education and special tax contributed, while selection in the not-for-profit health care and utility Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which added to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,240	$10,318
05/16	$10,712	$10,924
05/17	$10,715	$11,083
05/18	$10,714	$11,207
05/19	$11,121	$11,925
05/20	$11,243	$12,399
05/21	$11,959	$12,986
05/22	$11,080	$12,104
05/23	$10,926	$12,163
05/24	$11,137	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	1.92%	- 0.01%	1.08%
Class C (with sales charge)	0.93%	-0.01%	1.08%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 232,659,080	$ 232,659,080	$ 232,659,080
Holdings Count | Holding	141	141	141
Advisory Fees Paid, Amount	$ 731,658
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$232,659,080
# of Portfolio Holdings	141
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$731,658

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	13.2%
AA	36.7%
A	17.4%
BBB	19.2%
BB	2.8%
A-1+	0.9%
SP-1+	0.4%
SP-1	0.9%
Pre-refunded	5.8%
Not Rated	2.7%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028649
Shareholder Report [Line Items]
Fund Name	AB Minnesota Portfolio
Class Name	Class A
Trading Symbol	AMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Minnesota Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMNAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMNAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, both share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted from overall performance, relative to the benchmark. Specifically, security selection within local general obligation and not-for-profit health care detracted, while selection within miscellaneous revenue and senior living contributed.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,702	$10,000
05/15	$9,966	$10,318
05/16	$10,488	$10,924
05/17	$10,596	$11,083
05/18	$10,669	$11,207
05/19	$11,178	$11,925
05/20	$11,485	$12,399
05/21	$12,044	$12,986
05/22	$11,339	$12,104
05/23	$11,243	$12,163
05/24	$11,458	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	1.92%	0.45%	1.68%
Class A (with sales charge)	-1.13%	-0.16%	1.37%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 30,611,642	$ 30,611,642	$ 30,611,642
Holdings Count | Holding	42	42	42
Advisory Fees Paid, Amount	$ (88,989)
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$30,611,642
# of Portfolio Holdings	42
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$(88,989)

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	23.2%
A	29.8%
BBB	29.7%
BB	2.3%
Not Rated	4.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028651
Shareholder Report [Line Items]
Fund Name	AB Minnesota Portfolio
Class Name	Class C
Trading Symbol	AMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Minnesota Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMNCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMNCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.60%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, both share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted from overall performance, relative to the benchmark. Specifically, security selection within local general obligation and not-for-profit health care detracted, while selection within miscellaneous revenue and senior living contributed.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,198	$10,318
05/16	$10,652	$10,924
05/17	$10,681	$11,083
05/18	$10,674	$11,207
05/19	$11,117	$11,925
05/20	$11,318	$12,399
05/21	$11,779	$12,986
05/22	$11,007	$12,104
05/23	$10,832	$12,163
05/24	$10,956	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	1.15%	- 0.32%	0.92%
Class C (with sales charge)	0.15%	-0.32%	0.92%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 30,611,642	$ 30,611,642	$ 30,611,642
Holdings Count | Holding	42	42	42
Advisory Fees Paid, Amount	$ (88,989)
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$30,611,642
# of Portfolio Holdings	42
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$(88,989)

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	23.2%
A	29.8%
BBB	29.7%
BB	2.3%
Not Rated	4.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028652
Shareholder Report [Line Items]
Fund Name	AB New Jersey Portfolio
Class Name	Class A
Trading Symbol	ANJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New Jersey Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANJAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANJAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A outperformed the Bloomberg Municipal Bond Index, while Class C underperformed, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within ports and water and sewer contributed, while selection within utility Industrial Development Revenue (“IDR”) and airline IDR detracted from overall performance.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,704	$10,000
05/15	$9,899	$10,318
05/16	$10,520	$10,924
05/17	$10,711	$11,083
05/18	$10,887	$11,207
05/19	$11,459	$11,925
05/20	$11,547	$12,399
05/21	$12,557	$12,986
05/22	$11,840	$12,104
05/23	$11,905	$12,163
05/24	$12,239	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	2.81%	1.27%	2.35%
Class A (with sales charge)	-0.28%	0.67%	2.04%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 63,272,727	$ 63,272,727	$ 63,272,727
Holdings Count | Holding	81	81	81
Advisory Fees Paid, Amount	$ 38,715
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$63,272,727
# of Portfolio Holdings	81
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$38,715

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	39.0%
A	30.2%
BBB	22.8%
BB	4.1%
Not Rated	3.9%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028654
Shareholder Report [Line Items]
Fund Name	AB New Jersey Portfolio
Class Name	Class C
Trading Symbol	ANJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New Jersey Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANJCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANJCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.57%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A outperformed the Bloomberg Municipal Bond Index, while Class C underperformed, before sales charges. Sector and security selection, as well as an overweight to credit contributed to performance, relative to the benchmark. Security selection within ports and water and sewer contributed, while selection within utility Industrial Development Revenue (“IDR”) and airline IDR detracted from overall performance.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,119	$10,318
05/16	$10,672	$10,924
05/17	$10,796	$11,083
05/18	$10,891	$11,207
05/19	$11,384	$11,925
05/20	$11,379	$12,399
05/21	$12,268	$12,986
05/22	$11,491	$12,104
05/23	$11,455	$12,163
05/24	$11,701	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	2.14%	0.51%	1.58%
Class C (with sales charge)	1.15%	0.51%	1.58%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 63,272,727	$ 63,272,727	$ 63,272,727
Holdings Count | Holding	81	81	81
Advisory Fees Paid, Amount	$ 38,715
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$63,272,727
# of Portfolio Holdings	81
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$38,715

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	39.0%
A	30.2%
BBB	22.8%
BB	4.1%
Not Rated	3.9%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028655
Shareholder Report [Line Items]
Fund Name	AB Ohio Portfolio
Class Name	Class A
Trading Symbol	AOHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Ohio Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AOHAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AOHAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A shares outperformed the Bloomberg Municipal Bond Index, while the Class C underperformed the benchmark, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within private higher education and miscellaneous revenue contributed, while selection within utility Industrial Development Revenue (“IDR”) and multi-family housing detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,697	$10,000
05/15	$9,991	$10,318
05/16	$10,619	$10,924
05/17	$10,757	$11,083
05/18	$10,819	$11,207
05/19	$11,313	$11,925
05/20	$11,506	$12,399
05/21	$12,357	$12,986
05/22	$11,611	$12,104
05/23	$11,514	$12,163
05/24	$11,908	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	3.42%	0.98%	2.08%
Class A (with sales charge)	0.35%	0.37%	1.76%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,760,522	$ 43,760,522	$ 43,760,522
Holdings Count | Holding	70	70	70
Advisory Fees Paid, Amount	$ (46,474)
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$43,760,522
# of Portfolio Holdings	70
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$(46,474)

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.2%
AA	24.0%
A	30.0%
BBB	28.8%
BB	3.9%
Not Rated	9.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028657
Shareholder Report [Line Items]
Fund Name	AB Ohio Portfolio
Class Name	Class C
Trading Symbol	AOHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Ohio Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AOHCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AOHCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.56%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, Class A shares outperformed the Bloomberg Municipal Bond Index, while the Class C underperformed the benchmark, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within private higher education and miscellaneous revenue contributed, while selection within utility Industrial Development Revenue (“IDR”) and multi-family housing detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,230	$10,318
05/16	$10,793	$10,924
05/17	$10,851	$11,083
05/18	$10,843	$11,207
05/19	$11,261	$11,925
05/20	$11,360	$12,399
05/21	$12,109	$12,986
05/22	$11,280	$12,104
05/23	$11,102	$12,163
05/24	$11,396	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	2.65%	0.20%	1.32%
Class C (with sales charge)	1.65%	0.20%	1.32%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,760,522	$ 43,760,522	$ 43,760,522
Holdings Count | Holding	70	70	70
Advisory Fees Paid, Amount	$ (46,474)
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$43,760,522
# of Portfolio Holdings	70
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$(46,474)

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.2%
AA	24.0%
A	30.0%
BBB	28.8%
BB	3.9%
Not Rated	9.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028658
Shareholder Report [Line Items]
Fund Name	AB Pennsylvania Portfolio
Class Name	Class A
Trading Symbol	APAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Pennsylvania Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APAAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APAAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended May 31, 2024, all share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted, while an overweight to credit contributed to performance, relative to the benchmark. Security selection within utility Industrial Development Revenue ("IDR") and senior living detracted, while selection within private higher education and not-for-profit health care contributed.

The Fund used derivatives for hedging purposes in the form interest rate swaps, which added for the 12-month period, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,703	$10,000
05/15	$9,971	$10,318
05/16	$10,552	$10,924
05/17	$10,700	$11,083
05/18	$10,818	$11,207
05/19	$11,341	$11,925
05/20	$11,592	$12,399
05/21	$12,421	$12,986
05/22	$11,637	$12,104
05/23	$11,519	$12,163
05/24	$11,820	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	2.61%	0.78%	1.99%
Class A (with sales charge)	-0.50%	0.16%	1.69%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 47,178,230	$ 47,178,230	$ 47,178,230
Holdings Count | Holding	75	75	75
Advisory Fees Paid, Amount	$ (27,642)
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$47,178,230
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$(27,642)

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	33.5%
A	31.2%
BBB	13.7%
BB	11.0%
B	1.0%
CCC	1.0%
Pre-refunded	1.4%
Not Rated	7.2%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028660
Shareholder Report [Line Items]
Fund Name	AB Pennsylvania Portfolio
Class Name	Class C
Trading Symbol	APACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Pennsylvania Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended May 31, 2024, all share classes underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection detracted, while an overweight to credit contributed to performance, relative to the benchmark. Security selection within utility Industrial Development Revenue ("IDR") and senior living detracted, while selection within private higher education and not-for-profit health care contributed.

The Fund used derivatives for hedging purposes in the form interest rate swaps, which added for the 12-month period, and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,203	$10,318
05/16	$10,717	$10,924
05/17	$10,796	$11,083
05/18	$10,834	$11,207
05/19	$11,279	$11,925
05/20	$11,424	$12,399
05/21	$12,160	$12,986
05/22	$11,295	$12,104
05/23	$11,097	$12,163
05/24	$11,313	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	1.95%	0.02%	1.24%
Class C (with sales charge)	0.95%	0.02%	1.24%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 47,178,230	$ 47,178,230	$ 47,178,230
Holdings Count | Holding	75	75	75
Advisory Fees Paid, Amount	$ (27,642)
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$47,178,230
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$(27,642)

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	33.5%
A	31.2%
BBB	13.7%
BB	11.0%
B	1.0%
CCC	1.0%
Pre-refunded	1.4%
Not Rated	7.2%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000082961
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Advisor Class
Trading Symbol	AVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except the Advisor class, underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as credit contributed to performance, relative to the benchmark. Specifically, security selection within toll roads/transit and special tax contributed, while selection within ports and senior living detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$10,014	$10,004
05/18	$10,150	$10,116
05/19	$10,645	$10,764
05/20	$10,882	$11,192
05/21	$11,673	$11,722
05/22	$10,924	$10,925
05/23	$10,911	$10,979
05/24	$11,226	$11,272

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 7/26/16
Advisor Class (without sales charge)	2.89%	1.02%	1.48%
Advisor Class (with sales charge)	2.89%	1.02%	1.48%
Bloomberg Municipal Bond Index	2.67%	0.93%	1.54%

Performance Inception Date			Jul. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 191,595,197	$ 191,595,197	$ 191,595,197
Holdings Count | Holding	119	119	119
Advisory Fees Paid, Amount	$ 716,706
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,595,197
# of Portfolio Holdings	119
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$716,706

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.7%
AA	33.0%
A	16.7%
BBB	18.3%
BB	2.9%
B	1.5%
A-1	0.8%
Pre-refunded	13.0%
Not Rated	6.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028661
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Class A
Trading Symbol	AVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVAAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVAAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except the Advisor class, underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as credit contributed to performance, relative to the benchmark. Specifically, security selection within toll roads/transit and special tax contributed, while selection within ports and senior living detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,703	$10,000
05/15	$10,033	$10,318
05/16	$10,612	$10,924
05/17	$10,743	$11,083
05/18	$10,861	$11,207
05/19	$11,355	$11,925
05/20	$11,577	$12,399
05/21	$12,399	$12,986
05/22	$11,575	$12,104
05/23	$11,532	$12,163
05/24	$11,824	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	2.53%	0.76%	2.00%
Class A (with sales charge)	-0.55%	0.15%	1.69%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 191,595,197	$ 191,595,197	$ 191,595,197
Holdings Count | Holding	119	119	119
Advisory Fees Paid, Amount	$ 716,706
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,595,197
# of Portfolio Holdings	119
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$716,706

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.7%
AA	33.0%
A	16.7%
BBB	18.3%
BB	2.9%
B	1.5%
A-1	0.8%
Pre-refunded	13.0%
Not Rated	6.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028663
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Class C
Trading Symbol	AVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.55%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except the Advisor class, underperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as credit contributed to performance, relative to the benchmark. Specifically, security selection within toll roads/transit and special tax contributed, while selection within ports and senior living detracted.

The Fund used derivatives for hedging purposes in the form of interest rate swaps, which contributed to performance and Consumer Price Index swaps, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,269	$10,318
05/16	$10,782	$10,924
05/17	$10,834	$11,083
05/18	$10,871	$11,207
05/19	$11,290	$11,925
05/20	$11,428	$12,399
05/21	$12,139	$12,986
05/22	$11,245	$12,104
05/23	$11,119	$12,163
05/24	$11,327	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	1.87%	0.03%	1.25%
Class C (with sales charge)	0.87%	0.03%	1.25%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 191,595,197	$ 191,595,197	$ 191,595,197
Holdings Count | Holding	119	119	119
Advisory Fees Paid, Amount	$ 716,706
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,595,197
# of Portfolio Holdings	119
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$716,706

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.7%
AA	33.0%
A	16.7%
BBB	18.3%
BB	2.9%
B	1.5%
A-1	0.8%
Pre-refunded	13.0%
Not Rated	6.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]